Fair Value Measurements - Schedule of Assets Measured at Fair Value on A Recurring Basis (Details) - Fair Value, Recurring [Member] - Fair value measurement using input Level 3 [Member] - USD ($)
$ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Non-current liabilities:
Warrants liability	$ 3	$ 96
Total liabilities	$ 3	$ 96